Exploration and Evaluation Expenditures	12 Months Ended
Dec. 31, 2017
Disclosure of exploration and evaluation expenditures [Abstract]
Disclosure of exploration and evaluation expenditures [text Block]
13.	Exploration and Evaluation Expenditures

		Years ended December 31,
Prairie Creek Mine	2017	2016	2015
Camp operation and project development	$916	$470	$2,106
Diamond drilling	-	-	3,102
Mine planning and feasibility studies	3,162	331	1,045
Permitting and environmental	1,421	1,001	993
	5,499	1,802	7,246

Depreciation – mining plant and equipment	43	55	71
Total exploration and evaluation expenditures	$5,542	$1,857	$7,317

Exploration and evaluation expenditures (inception to date), beginning of period	$78,508	$76,651	$69,334
Total exploration and evaluation expenditures	5,542	1,857	7,317
Exploration and evaluation expenditures (inception to date), end of period	$84,050	$78,508	$76,651

		Years ended December 31,
Central Newfoundland Properties	2017	2016	2015
Geology	$741	$370	$428
Diamond drilling	2,440	201	(95)
Total exploration and evaluation expenditures	$3,181	$571	$333

Exploration and evaluation expenditures (inception to date), beginning of period	$4,167	$3,596	$3,263
Total exploration and evaluation expenditures	3,181	571	333
Exploration and evaluation expenditures (inception to date), end of period	$7,348	$4,167	$3,596

For the year ended December 31, 2017, employee wages and benefits of $1,041,000 were included in exploration and evaluation expenditures (2016 - $472,000 and 2015 - $1,314,000).